Lease Liabilities - Schedule of Lease Expense Recognized in Profit or Loss (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [abstract]
Depreciation expense of right-of-use assets	$ 598,031	$ 484,916	$ 315,358
Interest expense on lease liabilities	762,872	507,875	440,678
Expense relating to leases of low-value assets and short-term leases (included in administrative expenses)	18,370	6,387	2,232
Total amount recognized in profit or loss	$ 1,379,273	$ 999,178	$ 758,268